Label	Element	Value
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.10%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.20%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | ABB Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.40%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Keyence Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.70%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | SMC Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Dynatrace, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | FANUC Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | OMRON [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Daifuku Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Yaskawa Electric Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	43.10%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	38.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.20%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	155.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	45.00%